Income Taxes - Schedule of Reconciliation of the Provision for Income Taxes (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Reconciliation of the Provision for Income Taxes [Abstract]
Tax at Israeli Statutory Rate, Amount	$ (1,244,144)
Tax at Israeli Statutory Rate, Percentage	23.00%
Changes in valuation allowances, Amount	$ 721,001
Changes in valuation allowances, Percentage	13.00%
Non-taxable or non-deductible items: Foreign exchange differences, Amount	$ (94,188)
Non-taxable or non-deductible items: Foreign exchange differences, Percentage	2.00%
Other, Amount	$ 42,752
Other, Percentage	1.00%
Preferred Technological Enterprise tax, Amount	$ 574,579
Preferred Technological Enterprise tax, Percentage	11.00%
Balance at the end of year, Amount
Balance at the end of year, Percentage	0.00%